Supplemental Condensed Consolidating Financial Information SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 248,875	$ 97,619	$ 172,812	$ 145,565
Receivables, Net, Current	872,430	593,979
Materials, Supplies, and Other	60,912	76,696
Inventory, Net	140,034	128,084
Other Assets, Current	45,986	39,946
Disposal Group, Including Discontinued Operation, Assets, Current	551	205
Assets, Current	1,429,684	975,210
Property, Plant and Equipment, Gross	15,078,497	14,530,460
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,507,094	2,156,471
Property, Plant and Equipment, Net	12,571,403	12,373,989
Equity Method Investments	958,807	948,221
Intangible Assets, Net (Including Goodwill)	1,005,359	1,017,258
Other Assets, Noncurrent	162,998	112,598
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	10,500	18,835
Investments and Other Noncurrent Assets	2,137,664	2,096,912
Assets	16,138,751	15,446,111	15,261,773
Long-term Debt, Current Maturities	410,650	110,650
Short-term Debt	1,110,277	546,340
Accounts Payable, Current	874,731	615,982
Commodity Exchanges and Imbalances Liabilities, Current	142,646	74,460
Interest Payable, Current	112,514	129,043
Other Liabilities, Current	166,042	132,556
Disposal Group, Including Discontinued Operation, Liabilities, Current	19,841	29,235
Liabilities, Current	2,836,701	1,638,266
Long-term Debt, Excluding Current Maturities	7,919,996	8,323,582
Liabilities, Other than Long-term Debt, Noncurrent	1,953,139	1,717,927
Stockholders' Equity Attributable to Parent	188,745	335,798
Stockholders' Equity Attributable to Noncontrolling Interest	3,240,170	3,430,538
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,428,915	3,766,336	4,005,883	4,845,180
Liabilities and Equity	16,138,751	15,446,111
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Receivables, Net, Current	0	0
Materials, Supplies, and Other	0	0
Inventory, Net	0	0
Other Assets, Current	0	0
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Assets, Current	0	0
Property, Plant and Equipment, Gross	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	0	0
Equity Method Investments	(12,631,700)	(12,245,600)
Intercompany notes receivable	(17,851,500)	(18,063,900)
Intangible Assets, Net (Including Goodwill)	0	0
Other Assets, Noncurrent	0	0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Investments and Other Noncurrent Assets	(30,483,200)	(30,309,500)
Assets	(30,483,200)	(30,309,500)
Long-term Debt, Current Maturities	0	0
Short-term Debt	0	0
Accounts Payable, Current	0	0
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	0	0
Other Liabilities, Current	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Liabilities, Current	0	0
Intercompany Debt	(17,851,500)	(18,063,900)
Long-term Debt, Excluding Current Maturities	0	0
Liabilities, Other than Long-term Debt, Noncurrent	0	0
Stockholders' Equity Attributable to Parent	(15,713,800)	(15,512,000)
Stockholders' Equity Attributable to Noncontrolling Interest	3,082,100	3,266,400
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(12,631,700)	(12,245,600)
Liabilities and Equity	(30,483,200)	(30,309,500)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	248,500	92,500	130,300	11,100
Receivables, Net, Current	0	0
Materials, Supplies, and Other	0	0
Inventory, Net	0	0
Other Assets, Current	7,200	6,700
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Assets, Current	255,700	99,200
Property, Plant and Equipment, Gross	139,800	141,300
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	90,400	84,000
Property, Plant and Equipment, Net	49,400	57,300
Equity Method Investments	2,931,900	3,062,000
Intercompany notes receivable	205,200	137,200
Intangible Assets, Net (Including Goodwill)	0	0
Other Assets, Noncurrent	103,400	99,100
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Investments and Other Noncurrent Assets	3,240,500	3,298,300
Assets	3,545,600	3,454,800
Long-term Debt, Current Maturities	3,000	3,000
Short-term Debt	0	0
Accounts Payable, Current	13,000	9,000
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	25,400	26,400
Other Liabilities, Current	19,300	15,700
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Liabilities, Current	60,700	54,100
Intercompany Debt	0	0
Long-term Debt, Excluding Current Maturities	1,628,700	1,628,300
Liabilities, Other than Long-term Debt, Noncurrent	1,667,500	1,436,600
Stockholders' Equity Attributable to Parent	188,700	335,800
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	188,700	335,800
Liabilities and Equity	3,545,600	3,454,800
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Receivables, Net, Current	0	0
Materials, Supplies, and Other	0	0
Inventory, Net	0	0
Other Assets, Current	0	4,100
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Assets, Current	0	4,100
Property, Plant and Equipment, Gross	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	0	0
Equity Method Investments	3,222,100	3,594,000
Intercompany notes receivable	10,615,000	10,144,900
Intangible Assets, Net (Including Goodwill)	0	0
Other Assets, Noncurrent	47,500	0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Investments and Other Noncurrent Assets	13,884,600	13,738,900
Assets	13,884,600	13,743,000
Long-term Debt, Current Maturities	400,000	100,000
Short-term Debt	1,110,300	546,300
Accounts Payable, Current	0	0
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	87,100	102,600
Other Liabilities, Current	12,800	9,900
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Liabilities, Current	1,610,200	758,800
Intercompany Debt	0	0
Long-term Debt, Excluding Current Maturities	6,254,700	6,651,000
Liabilities, Other than Long-term Debt, Noncurrent	0	0
Stockholders' Equity Attributable to Parent	6,019,700	6,333,200
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	6,019,700	6,333,200
Liabilities and Equity	13,884,600	13,743,000
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	400	5,100	42,500	134,500
Receivables, Net, Current	0	0
Materials, Supplies, and Other	0	0
Inventory, Net	0	0
Other Assets, Current	0	0
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Assets, Current	400	5,100
Property, Plant and Equipment, Gross	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	0	0
Equity Method Investments	6,805,400	5,952,000
Intercompany notes receivable	7,031,300	7,781,800
Intangible Assets, Net (Including Goodwill)	0	0
Other Assets, Noncurrent	0	0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Investments and Other Noncurrent Assets	13,836,700	13,733,800
Assets	13,837,100	13,738,900
Long-term Debt, Current Maturities	0	0
Short-term Debt	0	0
Accounts Payable, Current	0	0
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	0	0
Other Liabilities, Current	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Liabilities, Current	0	0
Intercompany Debt	10,615,000	10,144,900
Long-term Debt, Excluding Current Maturities	0	0
Liabilities, Other than Long-term Debt, Noncurrent	0	0
Stockholders' Equity Attributable to Parent	3,222,100	3,594,000
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,222,100	3,594,000
Liabilities and Equity	13,837,100	13,738,900
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Receivables, Net, Current	872,400	594,000
Materials, Supplies, and Other	60,900	76,700
Inventory, Net	140,000	128,100
Other Assets, Current	99,700	67,800
Disposal Group, Including Discontinued Operation, Assets, Current	600	200
Assets, Current	1,173,600	866,800
Property, Plant and Equipment, Gross	14,938,700	14,389,200
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,416,700	2,072,500
Property, Plant and Equipment, Net	12,522,000	12,316,700
Equity Method Investments	631,100	585,800
Intercompany notes receivable	0	0
Intangible Assets, Net (Including Goodwill)	1,005,400	1,017,300
Other Assets, Noncurrent	12,100	13,500
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	10,500	18,800
Investments and Other Noncurrent Assets	1,659,100	1,635,400
Assets	15,354,700	14,818,900
Long-term Debt, Current Maturities	7,700	7,700
Short-term Debt	0	0
Accounts Payable, Current	861,700	607,000
Commodity Exchanges and Imbalances Liabilities, Current	142,600	74,500
Interest Payable, Current	0	0
Other Liabilities, Current	134,100	107,000
Disposal Group, Including Discontinued Operation, Liabilities, Current	19,800	29,200
Liabilities, Current	1,165,900	825,400
Intercompany Debt	7,236,500	7,919,000
Long-term Debt, Excluding Current Maturities	36,600	44,300
Liabilities, Other than Long-term Debt, Noncurrent	285,600	281,300
Stockholders' Equity Attributable to Parent	6,472,000	5,584,800
Stockholders' Equity Attributable to Noncontrolling Interest	158,100	164,100
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	6,630,100	5,744,500
Liabilities and Equity	15,354,700	14,818,900
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	248,900	97,600	$ 172,800	$ 145,600
Receivables, Net, Current	872,400	594,000
Materials, Supplies, and Other	60,900	76,700
Inventory, Net	140,000	128,100
Other Assets, Current	106,900	78,600
Disposal Group, Including Discontinued Operation, Assets, Current	600	200
Assets, Current	1,429,700	975,200
Property, Plant and Equipment, Gross	15,078,500	14,530,500
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,507,100	2,156,500
Property, Plant and Equipment, Net	12,571,400	12,374,000
Equity Method Investments	958,800	948,200
Intercompany notes receivable	0	0
Intangible Assets, Net (Including Goodwill)	1,005,400	1,017,300
Other Assets, Noncurrent	163,000	112,600
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	10,500	18,800
Investments and Other Noncurrent Assets	2,137,700	2,096,900
Assets	16,138,800	15,446,100
Long-term Debt, Current Maturities	410,700	110,700
Short-term Debt	1,110,300	546,300
Accounts Payable, Current	874,700	616,000
Commodity Exchanges and Imbalances Liabilities, Current	142,600	74,500
Interest Payable, Current	112,500	129,000
Other Liabilities, Current	166,200	132,600
Disposal Group, Including Discontinued Operation, Liabilities, Current	19,800	29,200
Liabilities, Current	2,836,800	1,638,300
Intercompany Debt	0	0
Long-term Debt, Excluding Current Maturities	7,920,000	8,323,600
Liabilities, Other than Long-term Debt, Noncurrent	1,953,100	1,717,900
Stockholders' Equity Attributable to Parent	188,700	335,800
Stockholders' Equity Attributable to Noncontrolling Interest	3,240,200	3,430,500
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,428,900	3,766,300
Liabilities and Equity	$ 16,138,800	$ 15,446,100